FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Fair Value Measurements [Line Items]
Schedule of Investments at Fair Value
The following table presents the Plan’s investments at fair value (in thousands) as of December 31, 2025 and 2024 by level of the fair value hierarchy. No investments were categorized in Level 3 of the hierarchy as of December 31, 2025 and 2024.

	2025			2024
	Level 1	Level 2	Total	Level 1	Level 2	Total
Valero common stock	$417,715	$—	$417,715	$353,747	$—	$353,747
Common/collective trusts	—	1,172,897	1,172,897	—	1,026,971	1,026,971
Mutual funds	1,142,820	—	1,142,820	1,012,348	—	1,012,348
Interest-bearing cash	50,572	—	50,572	64,348	—	64,348
Self-directed investments	1,085,386	—	1,085,386	879,809	—	879,809
Investments at fair value	$2,696,493	$1,172,897	$3,869,390	$2,310,252	$1,026,971	$3,337,223